Commitments and Contingencies	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

13. Commitments and Contingencies

Repurchase Commitments

In connection with its dealers’ wholesale floor-plan financing of boats, the Company has entered into repurchase agreements with various lending institutions. The reserve methodology used to record an estimated expense and loss reserve in each accounting period is based upon an analysis of likely repurchases based on current field inventory and likelihood of repurchase. Subsequent to the inception of the repurchase commitment, the Company evaluates the likelihood of repurchase and adjusts the estimated loss reserve and related income statement account accordingly. This potential loss reserve is presented in accrued liabilities in the accompanying consolidated balance sheets. If the Company were obligated to repurchase a significant number of units under any repurchase agreement, its business, operating results and financial condition could be adversely affected.

Repurchases and subsequent sales are recorded as a revenue transaction. The net difference between the original repurchase price and the resale price is recorded against the loss reserve and presented in cost of goods sold in the accompanying consolidated income statements. No units were repurchased for the nine months ended March 31, 2014 or March 31, 2013. The Company did not carry a reserve for repurchases as of March 31, 2014 or June 30, 2013, respectively.

Contingencies

Certain conditions may exist which could result in a loss, but which will only be resolved when future events occur. The Company, in consultation with its legal counsel, assesses such contingent liabilities, and such assessments inherently involve an exercise of judgment. If the assessment of a contingency indicates that it is probable that a loss has been incurred, the Company accrues for such contingent loss when it can be reasonably estimated. If the assessment indicates that a potentially material loss contingency is not probable but reasonably estimable, or is probable but cannot be estimated, the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. Estimates of potential legal fees and other directly related costs associated with contingencies are not accrued but rather are expensed as incurred. Except as disclosed below, management does not believe there are any pending claims (asserted or unasserted) at March 31, 2014 (unaudited) or June 30, 2013 that will have a material adverse impact on the Company’s financial condition, results of operations or cash flows. See ‘Legal Proceedings’ section below for more detail on on-going litigation.

Legal Proceedings

On August 27, 2010, Pacific Coast Marine Windshields Ltd., or “PCMW,” filed suit against the Company and certain third parties, including Marine Hardware, Inc., a third-party supplier of windshields to the Company, in the U.S. District Court for the Middle District of Florida seeking monetary and injunctive relief. PCMW was a significant supplier of windshields to the Company through 2008, when the Company sought an alternative vendor of windshields in response to defective product supplied by PCMW. PCMW’s latest amended complaint alleges, among other things, infringement of a design patent and two utility patents related to marine windshields, copyright infringement and misappropriation of trade secrets. The Company denied any liability arising from the causes of action alleged by PCMW and filed a counter claim alleging PCMW’s infringement of one of the Company’s patents, conversion of two of the patents asserted against the Company, unfair competition and breach of contract. In December 2012, the court granted partial summary judgment in the Company’s favor, holding that the Company did not infringe the design patent asserted against the Company. PCMW appealed the court’s decision and dismissed all remaining claims against the Company, other than the claims of copyright infringement and misappropriation of trade secrets. The court stayed the remaining matters pending resolution of PCMW’s appeal. On January 8, 2014, the Court of Appeals for the Federal Circuit Court reversed the decision granting summary judgment in the Company’s favor regarding the design patent asserted against the Company, and the case has been remanded to the district court. The appellate court’s decision does not affect any of the Company’s other defenses to any of PCMW’s claims, including the design patent claim, nor does it affect any of the Company’s claims against PCMW. The district court has scheduled a hearing on June 3, 2014 for the pending summary judgment motions, and it set a trial date of September 22, 2014 on PCMW’s remaining claims and the Company’s claims against PCMW. The Company believes that PCMW’s claims are without merit and intends to continue to vigorously defend the lawsuit.

On October 31, 2013, the Company filed suit against Nautique Boat Company, Inc., or “Nautique,” in the U.S. District Court for the Eastern District of Tennessee alleging infringement of two of the Company’s patents and seeking monetary and injunctive relief. This Tennessee lawsuit is a re-filing of a California patent infringement lawsuit against Nautique that was dismissed without prejudice on October 31, 2013. On November 1, 2013, Nautique filed for declaratory judgment in the U.S. District Court for the Middle District of Florida, claiming that it has not infringed the two patents identified in the original complaint in the Tennessee lawsuit. The Tennessee court has enjoined Nautique from maintaining the at least partially duplicative Florida lawsuit. Nautique has dismissed the Florida lawsuit to comply with the Tennessee court’s ruling. On December 13, 2013, the Company amended the Company’s complaint to add another of its patents to the Tennessee lawsuit. All three patents in the case relate to the Company’s proprietary wake surfing technology. The Company intends to vigorously pursue this litigation to enforce its rights in the patented technology.

13. Commitments and Contingencies

Repurchase Commitments

In connection with its dealers’ wholesale floor-plan financing of boats, the Company has entered into repurchase agreements with various lending institutions. The reserve methodology used to record an estimated expense and loss reserve in each accounting period is based upon an analysis of likely repurchases based on current field inventory and likelihood of repurchase. Subsequent to the inception of the repurchase commitment, the Company evaluates the likelihood of repurchase and adjusts the estimated loss reserve and related income statement account accordingly. This potential loss reserve is presented in accrued liabilities in the accompanying consolidated balance sheets. If the Company were obligated to repurchase a significant number of units under any repurchase agreement, its business, operating results and financial condition could be adversely affected.

Repurchases and subsequent sales are recorded as a revenue transaction. The net difference between the original repurchase price and the resale price is recorded against the loss reserve and presented in cost of goods sold in the accompanying consolidated income statements. Repurchase activity and related reserves were immaterial as of June 30, 2012 and 2013.

Contingencies

Certain conditions may exist which could result in a loss, but which will only be resolved when future events occur. The Company, in consultation with its legal counsel, assesses such contingent liabilities, and such assessments inherently involve an exercise of judgment. If the assessment of a contingency indicates that it is probable that a loss has been incurred, the Company accrues for such contingent loss when it can be reasonably estimated. If the assessment indicates that a potentially material loss contingency is not probable but reasonably estimable, or is probable but cannot be estimated, the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. Estimates of potential legal fees and other directly related costs associated with contingencies are not accrued but rather are expensed as incurred. Except as disclosed above, management does not believe there are any pending claims (asserted or unasserted) at June 30, 2012 or 2013 that will have a material adverse impact on the Company’s financial condition, results of operations or cash flows.

Lease Commitments

In connection with a sale-leaseback transaction as of March 2008, the Company now leases its manufacturing and office facilities for $156 per month with periodic inflationary adjustments, plus the payment of property taxes, normal maintenance, and insurance on the property under an agreement which expires March 2028, with three ten-year options to extend, at the Company’s discretion. For more information, see Note 3.

The total rental expense for the years ended June 30, 2011, 2012 and 2013 was $1,771, $1,817 and $1,889, respectively.

The total minimum rental commitments due were as follows:

Years Ending June 30,	As of June 30, 2013
2014	$1,914
2015	1,877
2016	1,877
2017	1,877
2018	1,924
Thereafter	21,159

$30,628